Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of changes in value of property, plant, and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	$ 591,763		$ 544,052
Balances at ending	626,742		591,763
Additions	50,523		57,390
Disposals	(15,544)		(8,666)
Impairment due to damage		[1]	(1,013)
Other
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	302,405		289,568
Balances at ending	308,499		302,405
Additions	17,790		16,486
Disposals	(11,696)		(2,636)
Impairment due to damage		[1]	(1,013)
Other
Equipment [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	219,600		192,328
Balances at ending	243,084		219,600
Additions	25,233		33,302
Disposals	(1,749)		(6,030)
Impairment due to damage		[1]
Other
Other [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	69,758		62,156
Balances at ending	75,159		69,758
Additions	7,500		7,602
Disposals	(2,099)
Impairment due to damage		[1]
Other

[1]	Banco Santander-Chile has recognized in its consolidated financial statements as of December 31, 2019 impairment of $1,013 million, due to the effects of social unrest in the country. See Note 32.